Fixed Deposit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fixed Deposit [Abstract]
FIXED DEPOSIT

NOTE 10 – FIXED DEPOSIT

As of September 30, 2025 and December 31, 2024, fixed deposit consisted of the following:

	As of
	September 30, 2025	December 31, 2024
Three-year bank deposit	$6,906,766	$4,130,514
Total	$6,906,766	$4,130,514

All fixed deposit were deposited in local banks in the PRC and the deposit term is three years. The term deposit from Bank of Ningbo carries an annual interest rate of 3.20% during the term, with the certificate maturing on September 21, 2026. The term deposit from China Zheshang Bank offers an annual interest rate of 3.25% during the term, and this certificate will mature on February 17, 2026.

NOTE 10 – FIXED DEPOSIT

As of December 31, 2024 and 2023, fixed deposit consisted of the following:

	As of
	December 31, 2024	December 31, 2023
Three-year bank deposit	$4,130,514	$9,916,308
Total	$4,130,514	$9,916,308

All fixed deposit were deposited in local banks in the PRC and the deposit term is three years. Fixed deposits will expire in 2026.